Offerings	Feb. 20, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Offering Note

(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.

(2)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(4)	An indeterminate number of shares of ordinary shares may be issued from time to time upon exercise, conversion or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares, par value $0.01 per share
Offering Note

(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.

(2)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note

(1)	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.

(2)	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.

(3)	Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.